UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21147

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2020

Municipal (EIM)    •    California (EVM)    •    New York (ENX)

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Funds’ transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Funds electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2020

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund	2
California Municipal Bond Fund	3
New York Municipal Bond Fund	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Officers and Trustees	37

Important Notices	38

Eaton Vance

Municipal Bond Fund

March 31, 2020

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	–0.58%	5.60%	4.26%	6.97%
Fund at Market Price	—	–1.66	4.87	4.36	5.55
Bloomberg Barclays Municipal Bond Index	—	0.10%	3.85%	3.19%	4.14%

% Premium/Discount to NAV[3]
					–8.30%

Distributions[4]
Total Distributions per share for the period					$0.271
Distribution Rate at NAV					4.37%
Taxable-Equivalent Distribution Rate at NAV					7.38%
Distribution Rate at Market Price					4.77%
Taxable-Equivalent Distribution Rate at Market Price					8.06%

% Total Leverage[5]
Residual Interest Bond (RIB) Financing					42.80%

Fund Profile

Credit Quality (% of total investments)6,7

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund

March 31, 2020

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	–1.07%	4.37%	3.73%	6.01%
Fund at Market Price	—	–5.01	4.19	2.30	4.27
Bloomberg Barclays Municipal Bond Index	—	0.10%	3.85%	3.19%	4.14%

% Premium/Discount to NAV[3]
					–13.45%

Distributions[4]
Total Distributions per share for the period					$0.225
Distribution Rate at NAV					3.85%
Taxable-Equivalent Distribution Rate at NAV					8.39%
Distribution Rate at Market Price					4.45%
Taxable-Equivalent Distribution Rate at Market Price					9.69%

% Total Leverage[5]
RIB Financing					41.89%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Bond Fund

March 31, 2020

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	–2.20%	2.47%	3.10%	5.31%
Fund at Market Price	—	–5.18	2.46	2.95	3.69
Bloomberg Barclays Municipal Bond Index	—	0.10%	3.85%	3.19%	4.14%

% Premium/Discount to NAV[3]
					–10.52%

Distributions[4]
Total Distributions per share for the period					$0.234
Distribution Rate at NAV					3.62%
Taxable-Equivalent Distribution Rate at NAV					7.19%
Distribution Rate at Market Price					4.04%
Taxable-Equivalent Distribution Rate at Market Price					8.02%

% Total Leverage[5]
RIB Financing					38.87%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Municipal Bond Funds

March 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for California Municipal Bond Fund.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

  Important Notice to Shareholders

Effective December 31, 2019, Trevor G. Smith joined the portfolio management team of the California Municipal Bond Fund and Christopher J. Eustance joined the portfolio management team of the New York Municipal Bond Fund.

5

Eaton Vance

Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 172.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.7%

Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$754,272

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	405	513,633

Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,682,983

		$6,950,888

Education — 12.7%

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$4,750	$5,359,092

District of Columbia, (KIPP DC), 4.00%, 7/1/39	275	277,981

District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	270,284

District of Columbia, (KIPP DC), 4.00%, 7/1/49	385	380,553

Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	4,550	4,955,541

Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	11,471,910

Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	761,250

Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,859,104

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	8,320,974

Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,266,318

Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	11,296,609

Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	884,372

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	11,354,900

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	1,675	2,091,505

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,125	1,397,194

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	10,383,175

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,641,100

Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	200	201,886

Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	558,895

Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	449,742

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Pennsylvania State University, 5.00%, 9/1/42(1)	$3,750	$4,492,050

State Public School Building Authority, PA, (Northampton County Area Community College), 5.50%, 3/1/31	750	778,868

Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,708,870

University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	8,955,975

University of Michigan, 5.00%, 4/1/40(1)	15,000	17,509,200

University of Michigan, 5.00%, 4/1/48(1)	3,500	4,237,310

		$130,864,658

Electric Utilities — 5.8%

Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,650	$2,993,837

Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,217,620

Michigan Public Power Agency, 5.00%, 1/1/43	700	730,408

Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	515,505

Omaha Public Power District, NE, 5.00%, 2/1/40(1)	16,000	18,356,960

Omaha Public Power District, NE, 5.00%, 2/1/42(1)	10,000	12,136,400

Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	11,300	11,387,010

Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	4,110	4,322,405

Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,648,900

		$59,309,045

Escrowed/Prerefunded — 16.3%

California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	$9,715	$9,990,032

Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	16,900	17,055,142

Franklin County Industrial Development Authority, PA, (The Chambersburg Hospital), Prerefunded to 7/1/20, 5.375%, 7/1/42	1,000	1,008,970

Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	10,254,660

Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35(1)	15,000	15,071,100

Kent Hospital Finance Authority, MI, (Spectrum Health System), Prerefunded to 1/15/22, 5.00%, 1/15/31	750	802,552

King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,162,120

King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	4,000	4,109,600

6	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed/Prerefunded (continued)

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	$1,410	$1,459,858

Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	10,585,300

Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	13,800	14,607,714

New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	3,750	4,179,525

New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/35	13,750	15,324,925

New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	2,750	2,845,920

North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	10,423,200

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	781,668

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,520	3,620,355

Southcentral Pennsylvania General Authority, (York College of Pennsylvania), Prerefunded to 5/1/21, 5.50%, 11/1/31	1,500	1,567,365

University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	10,490,400

University of Massachusetts Building Authority, Prerefunded to 11/1/22, 5.00%, 11/1/39(1)	14,175	15,604,265

Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), Prerefunded to 11/15/21, 5.00%, 11/15/41(1)	11,500	12,217,830

		$168,162,501

General Obligations — 31.6%

Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$4,652,948

Boston, MA, 5.00%, 5/1/38(1)	2,000	2,490,160

California, 5.00%, 10/1/33(1)	18,800	21,697,644

California, 5.00%, 8/1/46(1)	15,000	17,612,100

Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	10,000	10,159,900

Chicago, IL, 5.00%, 1/1/44	19,880	19,965,484

Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,705,333

Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	6,500	8,938,215

District of Columbia, 5.00%, 6/1/43(1)	12,000	14,801,280

Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,534,431

Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	23,916,200

Illinois, 4.00%, 11/1/38	13,000	11,876,410

Illinois, 4.00%, 11/1/40	2,000	1,805,560

Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,571,637

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	$2,000	$2,059,380

Massachusetts, 5.00%, 9/1/38(1)	18,500	22,863,595

Monmouth County Improvement Authority, NJ, 5.00%, 1/15/27	260	267,745

Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	11,023,900

New York, NY, 5.00%, 10/1/32	10,000	10,880,300

Ohio, 5.00%, 2/1/37(1)	2,225	2,625,700

Oregon, 5.00%, 8/1/35(1)	6,750	7,070,018

Oregon, 5.00%, 8/1/36	1,290	1,350,449

Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,209,700

Pennsylvania, 5.00%, 3/1/32(1)	2,750	3,437,473

Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,973,587

Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	7,618,650

Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	3,234,028

State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,484,463

Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,667,100

Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,588,557

Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,225	2,690,759

Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	635	712,438

Washington, 4.00%, 7/1/28(1)	10,000	10,591,800

Washington, 5.00%, 2/1/35(1)	23,500	26,491,315

Washington, 5.00%, 2/1/38(1)	10,000	12,250,000

Washington, 5.00%, 6/1/38(2)	1,540	1,907,767

Washington, 5.00%, 6/1/40(2)	2,500	3,086,725

Wayland, MA, 5.00%, 2/1/33	340	349,663

Wayland, MA, 5.00%, 2/1/36	510	523,938

Will County, IL, 5.00%, 11/15/45(1)	19,725	22,763,045

Winchester, MA, 5.00%, 4/15/36	160	165,446

		$325,614,843

Hospital — 11.6%

Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$971,217

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,000	1,021,680

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,809,082

California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,200	5,903,404

Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	268,455

Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	12,750,234

7	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	$2,200	$2,553,364

Grand Traverse Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	750	784,635

Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	283,825

Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,412,962

Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	10,756,300

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,274,100

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	2,375	2,631,761

Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,003,400

Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	7,300	8,539,029

Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	500	522,935

Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	755	788,394

Monroeville Finance Authority, PA, (UPMC Obligated Group), 5.00%, 2/15/42	500	531,035

New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	151,945

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	2,030,192

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,361,750

Northampton County General Purpose Authority, PA, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	253,270

Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	170,842

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	617,087

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	179,504

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,733,392

Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	677,707

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,115,950

Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	3,000	3,268,800

Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,013,760

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	$12,900	$14,976,900

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,884,800

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,275,837

		$119,517,548

Housing — 0.1%

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$183,304

Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	1,058,120

		$1,241,424

Industrial Development Revenue — 0.5%

Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,840	$4,968,889

		$4,968,889

Insured-Bond Bank — 0.1%

Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$700,441

		$700,441

Insured-Education — 2.5%

Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$1,028,965

Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,455,959

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	1,043,018

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	15,900	22,111,971

		$25,639,913

Insured-Electric Utilities — 2.3%

Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$6,021,037

Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,750	2,348,363

Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	577,020

Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	5,640	6,283,862

8	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured-Electric Utilities (continued)

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	$5,000	$4,386,150

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	1,095	1,127,138

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,530	1,583,045

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	494,964

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	1,085	1,090,707

		$23,912,286

Insured-Escrowed/Prerefunded — 1.6%

Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	$13,145	$12,866,326

Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,465,440

Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,496,593

		$16,828,359

Insured-General Obligations — 8.5%

Bay City Brownfield Redevelopment Authority, MI, (BAM), 5.375%, 10/1/38	$500	$563,255

Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	13,600	14,870,784

Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	6,128,775

Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	11,849,264

Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	758,530

Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	9,533,431

Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,681,069

Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	16,148,196

Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	750	826,770

Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,591,714

McKeesport School District, PA, (NPFG), 0.00%, 10/1/21	2,555	2,494,574

Nassau County, NY, (AGM), 5.00%, 4/1/49(1)	11,600	14,024,748

Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,053,128

Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,860,710

Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	553,345

		$87,938,293

Insured-Hospital — 0.0%(3)

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$295,758

		$295,758

Security	Principal Amount (000’s omitted)	Value

Insured-Lease Revenue/Certificates of Participation — 0.3%

Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$2,801,340

New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	571,325

		$3,372,665

Insured-Other Revenue — 1.9%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$12,292,420

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	7,750	7,829,825

		$20,122,245

Insured-Special Tax Revenue — 7.4%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,989,218

Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/21	1,000	979,610

Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/23	1,245	1,178,206

Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/24	3,665	3,405,371

Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	16,695,901

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	984,937

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	26,153,820

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	420	367,408

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	953,075

Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,511,773

Pennsylvania Turnpike Commission, (AGM), Escrowed to Maturity, 5.25%, 7/15/30	1,435	1,952,662

Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	6,582,960

		$76,754,941

Insured-Transportation — 8.3%

Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,691,025

Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,260	1,355,231

9	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured-Transportation (continued)

Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	$2,200	$2,370,522

Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,750	1,884,190

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,115	1,203,564

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,239,746

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	10,016,196

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,463,352

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	10,771,500

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	6,000	6,241,440

New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,307,200

Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,326,452

Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,538,687

Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	752,680

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,176,776

Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	475,147

San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	22,472,809

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	10,225,885

		$85,512,402

Insured-Water and Sewer — 4.6%

Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$12,970,643

DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,181,700

Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,628,294

Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,450,050

Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,590,073

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,709,790

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,845	3,196,756

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,435	2,756,274

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,970	3,351,467

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,435	2,737,135

Security	Principal Amount (000’s omitted)	Value

Insured-Water and Sewer (continued)

Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$2,150	$1,984,278

Passaic Valley Sewerage Commissioners, NJ, (NPFG), 2.50%, 12/1/32	635	635,121

Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	890	890,427

		$47,082,008

Lease Revenue/Certificates of Participation — 2.8%

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$755	$781,199

Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,225	1,274,024

Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,549,338

North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	24,285,350

		$28,889,911

Other Revenue — 1.4%

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,197,845

Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,455	1,513,535

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,960	2,031,226

		$14,742,606

Senior Living/Life Care — 0.7%

Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$541,432

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,265	2,320,515

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	301,311

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	675	675,952

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,690	2,760,128

Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	246,792

		$6,846,130

Special Tax Revenue — 19.4%

Allegheny County Port Authority, PA, 5.75%, 3/1/29	$1,500	$1,558,185

Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	14,425	17,194,888

Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	11,912,200

10	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	$450	$546,656

Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	1,800	2,171,934

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	21,572,800

Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	11,803,900

Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,100	1,367,168

Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,100	1,355,838

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,008,472

Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	23,663,896

Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	1,500	1,785,270

Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,360,180

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37(1)	10,000	11,066,000

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	5,000	5,504,250

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	3,120	3,497,458

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	21,182,200

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,199,697

New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,697,600

New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,714,700

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	10,932,100

New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/46(1)	14,000	15,410,780

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	6,000	7,286,580

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	3,041,612

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,619,025

		$199,453,389

Transportation — 17.3%

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	$1,000	$1,112,460

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	2,105	2,348,022

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	3,845	4,228,577

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	$5,940	$6,530,377

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	8,850	9,886,600

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,150	1,399,585

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	4,575	5,468,131

Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,512,100

Illinois Toll Highway Authority, 5.00%, 1/1/41(1)	12,425	14,356,218

Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,601,100

Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	1,470	1,476,865

Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	5,000	5,465,450

Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,520	1,567,424

Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	12,920	13,120,518

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	1,875	1,844,250

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	134,011

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	2,740	2,862,752

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	10,715,200

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,070,230

New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,172,747

New Jersey Turnpike Authority, 5.00%, 1/1/48(1)	10,000	11,893,100

New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,135,024

Port Authority of New York and New Jersey, 4.00%, 9/1/43(1)	14,000	15,407,560

Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	16,400	18,532,164

Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,068,145

Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,033,950

Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	3,750	4,518,975

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	8,165	8,757,697

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,558,455

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	273,186

		$178,050,873

11	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 13.8%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	$3,750	$4,553,963

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	5,900	7,154,340

Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	25,000	28,582,500

Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	18,020,250

Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	2,625	2,802,476

Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	2,345	2,515,294

Detroit, MI, Water Supply System, 5.25%, 7/1/41	3,210	3,344,371

East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/45(1)	10,000	10,973,700

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	3,029,925

Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	2,000	2,376,340

Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,346,087

Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,355,066

New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	10,766,900

Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	1,000	1,062,620

Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	264,000

Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,590,168

Texas Water Development Board, 4.00%, 10/15/47(1)	2,900	3,278,566

Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	18,157,320

		$142,173,886

Total Tax-Exempt Investments — 172.2% (identified cost $1,644,628,550)		$1,774,945,902

Corporate Bonds & Notes — 1.2%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.2%

Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$12,007,242

Total Corporate Bonds & Notes — 1.2% (identified cost $13,890,000)		$12,007,242

Total Investments — 173.4% (identified cost $1,658,518,550)		$1,786,953,144

Other Assets, Less Liabilities — (73.4)%		$(756,375,924)

Net Assets — 100.0%		$1,030,577,220

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.8%

Texas	10.4%

Others, representing less than 10% individually	74.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 21.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $301,311 or less than 0.05% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.

FGIC	–	Financial Guaranty Insurance Company

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

XLCA	–	XL Capital Assurance, Inc.

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 168.7%
Security	Principal Amount (000’s omitted)	Value

Education — 13.3%

California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/43	$2,105	$2,406,604

California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/48	3,000	3,403,200

California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,643,460

California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,858,342

California State University, 5.00%, 11/1/41(1)	9,550	11,214,183

University of California, 5.00%, 5/15/46(1)	12,050	14,070,424

		$40,596,213

Electric Utilities — 1.6%

Los Angeles Department of Water and Power, Power System Revenue, (SPA: Bank of America, N.A.), 0.65%, 7/1/35(2)	$650	$650,000

Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42(1)	2,000	2,387,920

Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	1,905,971

		$4,943,891

Escrowed/Prerefunded — 22.0%

California Educational Facilities Authority, (Harvey Mudd College), Prerefunded to 12/1/21, 5.25%, 12/1/31	$645	$690,221

California Educational Facilities Authority, (Harvey Mudd College), Prerefunded to 12/1/21, 5.25%, 12/1/36	1,100	1,177,121

California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	390	417,269

California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	375	401,220

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/31	1,385	1,466,272

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/35	945	1,000,453

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/26	2,270	2,411,603

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	2,820	2,995,911

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	2,970	3,155,268

California Statewide Communities Development Authority, (Cottage Health System), Prerefunded to 11/1/20, 5.25%, 11/1/30	1,000	1,024,770

Contra Costa Community College District, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	11,013,990

Security	Principal Amount (000’s omitted)	Value

Escrowed/Prerefunded (continued)

Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	$10,000	$10,535,500

San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	2,095	2,205,742

San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	3,000	3,158,580

San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	1,690	1,839,024

San Jose-Evergreen Community College District, (Election of 2010), Prerefunded to 8/1/22, 5.00%, 8/1/37(1)	4,975	5,423,795

Torrance Unified School District, (Election of 2008), Prerefunded to 8/1/23, 5.00%, 8/1/35	7,500	8,472,300

Ventura County Community College District, Prerefunded to 8/1/25, 5.00%, 8/1/30(1)	8,000	9,620,080

		$67,009,119

General Obligations — 46.9%

Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$2,008,208

Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	7,450	8,866,245

Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	6,900	7,411,359

Cabrillo Unified School District, (Election of 2018), 5.00%, 8/1/48	5,000	5,833,900

California, 5.50%, 11/1/35	5,900	6,025,434

California, (LOC: Citibank, N.A.), 4.50%, 5/1/34(3)	1,575	1,575,000

Campbell Union High School District, (Election of 2016), 5.00%, 8/1/36(1)	11,250	13,449,487

Desert Community College District, 5.00%, 8/1/36(1)	7,500	8,837,025

El Camino Community College District, (Election of 2012), 5.00%, 8/1/48(1)	10,000	12,121,300

La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	3,375	4,095,124

Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,769,520

Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/48	3,415	4,004,395

Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	3,000	3,534,210

Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,873,698

Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,109,926

Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,503,400

Redding School District, (Election of 2018), 5.00%, 8/1/48	2,645	3,085,631

San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,255,480

San Bruno Park School District, (Election of 2018), 5.00%, 8/1/48	2,500	2,916,950

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	$4,000	$4,760,160

San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	12,000	13,332,960

Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,424,225

Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	4,122,982

		$142,916,619

Hospital — 18.7%

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$5,000	$5,293,100

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,787,940

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	562,144

California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,000	5,676,350

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	2,130	2,312,498

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	3,040	3,288,125

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	5,080	5,609,641

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,610,193

California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	3,000	3,443,850

California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	8,000	9,183,600

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,271,150

California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	1,250	1,507,025

California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47	8,445	10,181,461

University of California Medical Center, 0.60%, 5/15/45(2)	200	200,000

		$56,927,077

Housing — 1.8%

California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,564,800

		$5,564,800

Security	Principal Amount (000’s omitted)	Value

Insured-Electric Utilities — 3.1%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$4,875	$4,924,384

Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,437,240

		$9,361,624

Insured-Escrowed/Prerefunded — 1.0%

Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	$3,130	$3,118,356

		$3,118,356

Insured-General Obligations — 17.3%

Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$4,063,754

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	4,088,210

Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/45	2,440	2,845,357

Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/48	1,610	1,872,301

Grass Valley School District, (Election of 2018), (BAM), 5.00%, 8/1/45	3,000	3,498,390

Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/42	1,145	1,332,276

Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/45	1,520	1,762,774

San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,236,957

San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,790,200

San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,541,046

San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,702,544

San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	4,182,238

San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,672,415

San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	5,154,798

Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,103,904

		$52,847,164

Insured-Transportation — 0.9%

San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,805,827

		$2,805,827

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue/Certificates of Participation — 1.1%

California Public Works Board, 5.00%, 11/1/38	$3,045	$3,369,932

		$3,369,932

Special Tax Revenue — 12.8%

Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$722,550

Jurupa Public Financing Authority, 5.00%, 9/1/32	625	719,944

Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	12,322,140

Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	7,108,460

San Bernardino County Transportation Authority, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	11,787,245

San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	1,300	1,312,753

San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	4,560	4,962,101

		$38,935,193

Transportation — 9.9%

Long Beach, Harbor Revenue, 5.00%, 5/15/27	$2,500	$2,512,000

Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,631,300

Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	8,560	8,594,497

San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,825	2,832,825

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,790,850

San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,801,958

		$30,163,430

Water and Sewer — 18.3%

Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,148,993

Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	9,000	10,923,120

Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,411,900

Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,212,125

Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,487,600

Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,500	2,916,950

San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	4,000	4,500,320

		$55,601,008

Total Tax-Exempt Municipal Securities — 168.7% (identified cost $483,630,725)		$514,160,253

Taxable Municipal Securities — 1.1%
Security	Principal Amount (000’s omitted)	Value

Education — 0.6%

California State University, 3.065%, 11/1/42	$1,845	$1,888,026

		$1,888,026

Hospital — 0.5%

University of California Medical Center, 3.256%, 5/15/60	$1,500	$1,410,465

		$1,410,465

Total Taxable Municipal Securities — 1.1% (identified cost $3,345,000)		$3,298,491

Corporate Bonds & Notes — 1.2%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.2%

Kaiser Foundation Hospitals, 3.266%, 11/1/49	$3,750	$3,752,573

Total Corporate Bonds & Notes — 1.2% (identified cost $3,750,000)		$3,752,573

Total Investments — 171.0% (identified cost $490,725,725)		$521,211,317

Other Assets, Less Liabilities — (71.0)%		$(216,449,270)

Net Assets — 100.0%		$304,762,047

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 13.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 8.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2020.

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2020.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

16	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 160.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.8%

New York State Environmental Facilities Corp., 5.00%, 10/15/39	$4,110	$4,121,919

		$4,121,919

Education — 28.1%

Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$224,224

Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	117,830

Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	224,010

Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,935	2,099,881

Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	224,224

Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	991,696

Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	834,112

Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	312,756

New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/38	600	757,512

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	2,000	2,443,100

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,354,200

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,320,160

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	6,975	7,032,334

New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	2,000	2,440,620

New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,016,700

New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49(1)	10,000	11,464,600

New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	108,351

New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,228,474

New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	340,246

New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	262,148

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New York Dormitory Authority, (The New School), 5.00%, 7/1/46	$1,660	$1,935,062

New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,250	6,317,750

Onondaga County Cultural Resources Trust, (Syracuse University), 4.00%, 12/1/47(1)	7,000	7,776,720

Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,820	4,322,483

Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	395	403,710

Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	80	80,481

Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	120	119,605

		$65,752,989

Electric Utilities — 3.0%

Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/37	$1,500	$1,802,880

Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,281,946

Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	1,675	1,970,788

		$7,055,614

Escrowed/Prerefunded — 13.5%

Metropolitan Transportation Authority, Prerefunded to 11/15/20, 5.00%, 11/15/34	$2,000	$2,049,380

Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,662,965

New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	8,250	8,537,760

New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	1,065	1,068,419

New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	7,620	8,492,795

New York Thruway Authority, Prerefunded to 1/1/22, 5.00%, 1/1/37	7,240	7,741,587

		$31,552,906

General Obligations — 6.8%

New York City, 4.00%, 8/1/34	$1,170	$1,316,379

New York City, 4.00%, 12/1/41	680	767,672

New York City, 5.00%, 8/1/34(1)	10,000	11,117,000

Washingtonville Central School District, 0.05%, 6/15/35	950	642,969

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Washingtonville Central School District, 0.05%, 6/15/36	$950	$618,346

Washingtonville Central School District, 0.05%, 6/15/37	950	598,244

Washingtonville Central School District, 0.05%, 6/15/38	950	577,334

Washingtonville Central School District, 0.05%, 6/15/39	695	410,404

		$16,048,348

Hospital — 12.8%

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/40	$635	$681,419

New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	755	761,282

New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	1,000	1,008,000

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,786,500

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), Prerefunded to 1/1/22, 4.375%, 7/1/34(1)	9,825	10,383,649

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	4,515,668

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	895	929,431

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 3.00%, 7/1/48	2,200	2,214,036

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(2)	900	955,935

Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,380	6,669,524

		$29,905,444

Housing — 7.9%

New York City Housing Development Corp., 3.40%, 11/1/39	$1,000	$1,045,620

New York City Housing Development Corp., 3.55%, 11/1/44	1,270	1,329,156

New York City Housing Development Corp., 3.70%, 11/1/38	885	936,728

New York City Housing Development Corp., 3.80%, 11/1/43	1,675	1,770,492

New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,168,446

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	1,093,974

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	534,880

New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,074,830

New York Mortgage Agency, 3.60%, 10/1/34	2,000	2,164,260

New York Mortgage Agency, 4.10%, 10/1/38	4,300	4,767,797

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,629,300

		$18,515,483

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.2%

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$895	$1,105,441

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,843,791

		$2,949,232

Insured-Education — 1.7%

New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$92,342

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	1,345	1,854,795

New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,941,048

		$3,888,185

Insured-General Obligations — 8.1%

East Northport Fire District, (AGC), 4.50%, 11/1/20	$200	$200,554

East Northport Fire District, (AGC), 4.50%, 11/1/21	200	200,554

East Northport Fire District, (AGC), 4.50%, 11/1/22	200	200,530

East Northport Fire District, (AGC), 4.50%, 11/1/23	200	200,528

Nassau County, (AGM), 5.00%, 7/1/42	1,000	1,215,960

Nassau County, (AGM), 5.00%, 4/1/43(1)	10,000	12,216,400

Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,745,796

		$18,980,322

Insured-Lease Revenue/Certificates of Participation — 2.5%

Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,472,194

Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	1,043,937

Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,356,668

		$5,872,799

Insured-Special Tax Revenue — 0.6%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	$3,000	$1,382,580

		$1,382,580

Insured-Transportation — 4.2%

Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/48(1)	$7,120	$7,417,331

Metropolitan Transportation Authority, Green Bonds, Series 2019A, (AGM), 4.00%, 11/15/46	1,500	1,560,360

18	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured-Transportation (continued)

Metropolitan Transportation Authority, Green Bonds, Series 2019C, (AGM), 4.00%, 11/15/46	$880	$918,887

		$9,896,578

Lease Revenue/Certificates of Participation — 5.2%

Hudson Yards Infrastructure Corp., 4.00%, 2/15/44	$2,500	$2,706,550

Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	8,000	9,475,280

		$12,181,830

Other Revenue — 9.5%

Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/49	$1,400	$1,587,516

New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,656,000

New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	2,200	2,696,914

New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,975	6,324,896

		$22,265,326

Senior Living/Life Care — 1.4%

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.00%, 11/1/24	$135	$144,539

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/25	325	356,889

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/26	200	220,562

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/36	970	1,041,537

Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	150	153,074

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,349,688

		$3,266,289

Special Tax Revenue — 26.1%

Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/31(1)	$10,000	$10,834,900

New York City Transitional Finance Authority, Future Tax Revenue, 3.00%, 11/1/47	2,500	2,538,100

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/41	3,750	4,222,538

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/42	5,430	6,086,921

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/42	2,100	2,331,777

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	$10,000	$10,279,200

New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	845	866,548

New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	655	671,860

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	9,250	10,112,192

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	669,994

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	2,000	2,428,860

Sales Tax Asset Receivable Corp., 5.00%, 10/15/30(1)	8,900	10,198,421

		$61,241,311

Transportation — 19.3%

Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/38	$2,855	$2,944,076

Nassau County Bridge Authority, 5.00%, 10/1/35	1,915	1,950,389

Nassau County Bridge Authority, 5.00%, 10/1/40	365	371,599

New York Thruway Authority, 3.00%, 1/1/46	2,340	2,306,983

New York Thruway Authority, 4.00%, 1/1/36	2,500	2,696,425

New York Thruway Authority, 4.00%, 1/1/45	155	169,821

New York Thruway Authority, 4.00%, 1/1/46(1)	10,000	10,665,300

New York Thruway Authority, 4.00%, 1/1/50	2,625	2,852,903

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,240	3,334,349

Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	926,608

Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,175,760

Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	1,200	1,462,212

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/43(1)	5,000	5,382,500

Port Authority of New York and New Jersey, (AMT), 4.00%, 11/1/47	1,000	1,072,610

		$45,311,535

Water and Sewer — 7.1%

Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$802,361

Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	530,855

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	2,000	2,329,080

New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/21, 5.00%, 6/15/44(1)	8,750	9,166,237

19	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Suffolk County Water Authority, 4.00%, 6/1/41	$1,150	$1,309,218

Suffolk County Water Authority, 5.00%, 6/1/36(1)	2,000	2,527,300

		$16,665,051

Total Tax-Exempt Investments — 160.8% (identified cost $359,761,242)		$376,853,741

Corporate Bonds & Notes — 0.5%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.5%

Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$1,167,011

Total Corporate Bonds & Notes — 0.5% (identified cost $1,350,000)		$1,167,011

Total Investments — 161.3% (identified cost $361,111,242)		$378,020,752

Other Assets, Less Liabilities — (61.3)%		$(143,709,897)

Net Assets — 100.0%		$234,310,855

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 10.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 7.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $955,935 or 0.4% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

20	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2020

Statements of Assets and Liabilities (Unaudited)

	March 31, 2020
Assets	Municipal Fund	California Fund	New York Fund

Investments —

Identified cost	$1,658,518,550	$490,725,725	$361,111,242

Unrealized appreciation	128,434,594	30,485,592	16,909,510

Investments, at value	$1,786,953,144	$521,211,317	$378,020,752

Cash	$4,676,263	$602,439	$6,053,830

Interest receivable	20,608,117	5,276,815	4,486,524

Receivable for investments sold	2,280,000	—	10,691,100

Due from broker for floating rate notes issued	—	—	13,340,000

Total assets	$1,814,517,524	$527,090,571	$412,592,206

Liabilities

Payable for floating rate notes issued	$773,055,644	$220,207,207	$149,197,843

Due to broker for floating rate notes redeemed	—	—	8,000,000

Payable for investments purchased	—	601,351	19,885,896

Payable for when-issued securities	4,771,187	—	—

Payable to affiliate:

Investment adviser fee	927,673	273,120	204,550

Interest expense and fees payable	4,723,766	1,093,711	837,019

Accrued expenses	462,034	153,135	156,043

Total liabilities	$783,940,304	$222,328,524	$178,281,351

Net Assets	$1,030,577,220	$304,762,047	$234,310,855

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$757,402	$249,943	$181,183

Additional paid-in capital	945,489,826	311,794,508	229,646,918

Distributable earnings (accumulated loss)	84,329,992	(7,282,404)	4,482,754

Net Assets	$1,030,577,220	$304,762,047	$234,310,855

Common Shares Outstanding	75,740,194	24,994,339	18,118,294

Net Asset Value

Net assets ÷ common shares issued and outstanding	$13.61	$12.19	$12.93

21	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2020

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2020
Investment Income	Municipal Fund	California Fund	New York Fund

Interest	$34,197,487	$9,360,871	$7,023,256

Total investment income	$34,197,487	$9,360,871	$7,023,256

Expenses

Investment adviser fee	$5,632,357	$1,619,344	$1,204,107

Trustees’ fees and expenses	45,713	13,295	10,146

Custodian fee	140,107	31,399	29,986

Transfer and dividend disbursing agent fees	25,854	9,586	9,648

Legal and accounting services	119,015	50,819	47,318

Printing and postage	51,365	14,952	13,104

Interest expense and fees	7,723,343	2,159,778	1,544,221

Miscellaneous	59,199	19,895	21,171

Total expenses	$13,796,953	$3,919,068	$2,879,701

Net investment income	$20,400,534	$5,441,803	$4,143,555

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(525,713)	$(2,244,522)	$(3,836,525)

Extinguishment of debt	—	—	(16,742)

Net realized loss	$(525,713)	$(2,244,522)	$(3,853,267)

Change in unrealized appreciation (depreciation) —

Investments	$(28,212,103)	$(7,098,727)	$(6,058,505)

Net change in unrealized appreciation (depreciation)	$(28,212,103)	$(7,098,727)	$(6,058,505)

Net realized and unrealized loss	$(28,737,816)	$(9,343,249)	$(9,911,772)

Net decrease in net assets from operations	$(8,337,282)	$(3,901,446)	$(5,768,217)

22	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2020

Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund

From operations —

Net investment income	$20,400,534	$5,441,803	$4,143,555

Net realized loss	(525,713)	(2,244,522)	(3,853,267)

Net change in unrealized appreciation (depreciation)	(28,212,103)	(7,098,727)	(6,058,505)

Net decrease in net assets from operations	$(8,337,282)	$(3,901,446)	$(5,768,217)

Distributions to common shareholders	$(20,852,471)	$(5,613,729)	$(4,239,681)

Capital share transactions —

Cost of shares repurchased in tender offer (see Note 5)	$(54,468,760)	$—	$—

Net decrease in net assets from capital share transactions	$(54,468,760)	$—	$—

Net decrease in net assets	$(83,658,513)	$(9,515,175)	$(10,007,898)

Net Assets

At beginning of period	$1,114,235,733	$314,277,222	$244,318,753

At end of period	$1,030,577,220	$304,762,047	$234,310,855

23	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2019
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund

From operations —

Net investment income	$40,765,020	$10,705,265	$8,372,786

Net realized gain (loss)	1,927,575	(766,200)	(116,429)

Net change in unrealized appreciation (depreciation)	77,497,822	21,249,394	13,819,201

Net increase in net assets from operations	$120,190,417	$31,188,459	$22,075,558

Distributions to common shareholders	$(39,757,451)	$(10,995,495)	$(8,681,059)

Tax return of capital to common shareholders	$—	$(498,023)	$(251,185)

Capital share transactions —

Issued in connection with tax-free reorganizations (see Note 7)	$287,993,697	$46,853,792	$31,246,579

Cost of shares repurchased (see Note 5)	(16,221,641)	(4,211,453)	—

Cost of shares repurchased in tender offer (see Note 5)	(119,959,604)	—	—

Net increase in net assets from capital share transactions	$151,812,452	$42,642,339	$31,246,579

Net increase in net assets	$232,245,418	$62,337,280	$44,389,893

Net Assets

At beginning of year	$881,990,315	$251,939,942	$199,928,860

At end of year	$1,114,235,733	$314,277,222	$244,318,753

24	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2020

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2020
Cash Flows From Operating Activities	Municipal Fund	California Fund	New York Fund

Net decrease in net assets from operations	$(8,337,282)	$(3,901,446)	$(5,768,217)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(95,961,241)	(38,274,789)	(57,619,733)

Investments sold	193,722,671	48,147,420	72,457,498

Net amortization/accretion of premium (discount)	1,854,688	1,202,185	1,058,511

Amortization of deferred debt issuance costs	—	—	212

Decrease in interest receivable	695,868	71,685	261,006

Increase (decrease) in payable to affiliate for investment adviser fee	(19,017)	4,592	8,521

Decrease in interest expense and fees payable	(131,771)	(10,727)	(63,783)

Increase (decrease) in accrued expenses	48,590	(14,688)	6,657

Net change in unrealized (appreciation) depreciation from investments	28,212,103	7,098,727	6,058,505

Net realized loss from investments	525,713	2,244,522	3,836,525

Net realized loss on extinguishment of debt	—	—	16,742

Net cash provided by operating activities	$120,610,322	$16,567,481	$20,252,444

Cash Flows From Financing Activities

Repurchase of common shares in tender offer	$(54,468,760)	$—	$—

Cash distributions paid to common shareholders	(20,852,471)	(5,613,729)	(4,239,681)

Proceeds from secured borrowings	17,300,000	9,600,000	21,600,000

Repayment of secured borrowings	(53,225,000)	(19,500,000)	(31,265,000)

Decrease in due to custodian	(4,687,828)	(451,313)	(293,933)

Net cash used in financing activities	$(115,934,059)	$(15,965,042)	$(14,198,614)

Net increase in cash	$4,676,263	$602,439	$6,053,830

Cash at beginning of period	$—	$—	$—

Cash at end of period	$4,676,263	$602,439	$6,053,830

Supplemental disclosure of cash flow information:

Cash paid for interest and fees	$7,855,114	$2,170,505	$1,607,792

25	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2020

Financial Highlights

	Municipal Fund

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$13.980		$12.940	$13.740	$14.480	$13.870	$13.940

Income (Loss) From Operations

Net investment income(1)	$0.264		$0.522	$0.573	$0.640	$0.706	$0.760

Net realized and unrealized gain (loss)	(0.377)		0.982	(0.785)	(0.739)	0.631	(0.064)

Total income (loss) from operations	$(0.113)		$1.504	$(0.212)	$(0.099)	$1.337	$0.696

Less Distributions

From net investment income	$(0.271)		$(0.517)	$(0.572)	$(0.641)	$(0.727)	$(0.766)

Tax return of capital	—		—	(0.016)	—	—	—

Total distributions	$(0.271)		$(0.517)	$(0.588)	$(0.641)	$(0.727)	$(0.766)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$0.022	$—	$—	$—	$—

Discount on tender offer (see Note 5)(1)	$0.014		$0.031	$—	$—	$—	$—

Net asset value — End of period	$13.610		$13.980	$12.940	$13.740	$14.480	$13.870

Market value — End of period	$12.480		$12.960	$11.530	$12.680	$13.620	$12.510

Total Investment Return on Net Asset Value(2)	(0.58	)%(3)	12.72%	(1.09)%	(0.19)%	10.19%	5.69%

Total Investment Return on Market Value(2)	(1.66	)%(3)	17.28%	(4.50)%	(2.08)%	14.91%	6.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,030,577		$1,114,236	$881,990	$936,652	$987,016	$945,479

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.12	%(5)	1.11%	1.07%	1.07%	1.05%	1.05%

Interest and fee expense(6)	1.43	%(5)	1.51%	1.25%	0.93%	0.53%	0.38%

Total expenses(4)	2.55	%(5)	2.62%	2.32%	2.00%	1.58%	1.43%

Net investment income	3.78	%(5)	3.89%	4.29%	4.67%	4.92%	5.43%

Portfolio Turnover	5	%(3)	18%	17%	6%	18%	5%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2020

Financial Highlights — continued

	California Fund

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$12.570		$11.780	$12.450	$13.050	$12.720	$12.900

Income (Loss) From Operations

Net investment income(1)	$0.218		$0.438	$0.482	$0.566	$0.637	$0.688

Net realized and unrealized gain (loss)	(0.373)		0.802	(0.641)	(0.582)	0.377	(0.184)

Total income (loss) from operations	$(0.155)		$1.240	$(0.159)	$(0.016)	$1.014	$0.504

Less Distributions

From net investment income	$(0.225)		$(0.454)	$(0.511)	$(0.584)	$(0.684)	$(0.684)

Tax return of capital	—		(0.020)	—	—	—	—

Total distributions	$(0.225)		$(0.474)	$(0.511)	$(0.584)	$(0.684)	$(0.684)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$0.024	$—	$—	$—	$0.000 (2)

Net asset value — End of period	$12.190		$12.570	$11.780	$12.450	$13.050	$12.720

Market value — End of period	$10.550		$11.330	$9.960	$12.040	$13.560	$11.630

Total Investment Return on Net Asset Value(3)	(1.07	)%(4)	11.54%	(0.79)%	0.27%	8.22%	4.46%

Total Investment Return on Market Value(3)	(5.01	)%(4)	18.91%	(13.26)%	(6.67)%	22.99%	8.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$304,762		$314,277	$251,940	$266,346	$279,281	$272,045

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(5)	1.12	%(6)	1.15%	1.16%	1.15%	1.13%	1.11%

Interest and fee expense(7)	1.38	%(6)	1.59%	1.41%	1.01%	0.58%	0.40%

Total expenses(5)	2.50	%(6)	2.74%	2.57%	2.16%	1.71%	1.51%

Net investment income	3.47	%(6)	3.61%	3.99%	4.55%	4.89%	5.36%

Portfolio Turnover	7	%(4)	17%	24%	19%	12%	7%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2020

Financial Highlights — continued

	New York Fund

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$13.480		$12.770	$13.610	$14.290	$13.940	$14.040

Income (Loss) From Operations

Net investment income(1)	$0.229		$0.476	$0.539	$0.599	$0.666	$0.716

Net realized and unrealized gain (loss)	(0.545)		0.745	(0.815)	(0.661)	0.402	(0.100)

Total income (loss) from operations	$(0.316)		$1.221	$(0.276)	$(0.062)	$1.068	$0.616

Less Distributions

From net investment income	$(0.234)		$(0.497)	$(0.564)	$(0.618)	$(0.718)	$(0.718)

Tax return of capital	—		(0.014)	—	—	—	—

Total distributions	$(0.234)		$(0.511)	$(0.564)	$(0.618)	$(0.718)	$(0.718)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$—	$—	$0.002

Net asset value — End of period	$12.930		$13.480	$12.770	$13.610	$14.290	$13.940

Market value — End of period	$11.570		$12.440	$11.060	$12.930	$14.320	$12.600

Total Investment Return on Net Asset Value(2)	(2.20	)%(3)	10.25%	(1.50)%	0.02%	8.01%	5.07%

Total Investment Return on Market Value(2)	(5.18	)%(3)	17.47%	(10.20)%	(5.18)%	19.75%	8.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$234,311		$244,319	$199,929	$213,185	$223,810	$218,282

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.10	%(5)	1.10%	1.19%	1.22%	1.18%	1.20%

Interest and fee expense(6)	1.27	%(5)	1.38%	1.35%	0.94%	0.53%	0.37%

Total expenses(4)	2.37	%(5)	2.48%	2.54%	2.16%	1.71%	1.57%

Net investment income	3.40	%(5)	3.63%	4.10%	4.41%	4.66%	5.11%

Portfolio Turnover	20	%(3)	25%	15%	10%	11%	5%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund (Municipal Fund), Eaton Vance California Municipal Bond Fund (California Fund) and Eaton Vance New York Municipal Bond Fund (New York Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax and, in state specific funds, taxes in its specified state and city (if any).

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

29

Eaton Vance

Municipal Bond Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at March 31, 2020. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2020, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund	California Fund	New York Fund

Floating Rate Notes Outstanding	$773,055,644	$220,207,207	$149,197,843

Interest Rate or Range of Interest Rates (%)	3.00 - 5.20	3.00 - 5.01	3.00 - 5.02

Collateral for Floating Rate Notes Outstanding	$1,095,337,993	$312,132,131	$204,009,674

For the six months ended March 31, 2020, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Municipal Fund	California Fund	New York Fund

Average Floating Rate Notes Outstanding	$794,924,208	$226,173,279	$157,476,995

Average Interest Rate	1.94%	1.91%	1.96%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2020.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the

30

Eaton Vance

Municipal Bond Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2019, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Municipal Fund	California Fund	New York Fund

Deferred capital losses:

Short-term	$39,814,966	$14,681,260	$6,243,465

Long-term	$4,675,998	$19,951,719	$2,402,322

Included in the amounts above are deferred capital losses as a result of the reorganizations during the year ended September 30, 2019 (see Note 7). Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations. The amounts of the deferred capital losses are as follows:

	Municipal Fund	California Fund	New York Fund

Deferred capital losses from reorganizations:

Short-term	$5,197,423	$2,708,254	$1,553,735

Long-term	$4,675,998	$2,346,701	$449,772

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

	Municipal Fund	California Fund	New York Fund

Aggregate cost	$883,935,804	$271,104,315	$211,919,071

Gross unrealized appreciation	$135,473,487	$29,993,619	$17,869,655

Gross unrealized depreciation	(5,511,791)	(93,824)	(965,817)

Net unrealized appreciation	$129,961,696	$29,899,795	$16,903,838

31

Eaton Vance

Municipal Bond Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. Pursuant to the investment advisory agreement and a subsequent fee reduction agreement between each Fund and EVM, the fee is calculated at an annual rate of 0.60% of each Fund’s average weekly gross assets. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund. Pursuant to a fee reduction agreement between each Fund and EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Fund. The investment adviser fee is payable monthly. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2020, the investment adviser fees were as follows:

	Municipal Fund	California Fund	New York Fund

Investment Adviser Fee	$5,632,357	$1,619,344	$1,204,107

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2020 were as follows:

	Municipal Fund	California Fund	New York Fund

Purchases	$94,852,799	$38,876,140	$77,105,629

Sales	$180,447,671	$46,392,420	$83,148,598

5  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Funds for the six months ended March 31, 2020 and the year ended September 30, 2019 pursuant to such plans.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Funds. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, each Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate a Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2020. During the year ended September 30, 2019, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Year ended September 30, 2019
	Municipal Fund	California Fund

Common shares repurchased	1,326,880	387,540

Cost, including brokerage commissions, of common shares repurchased	$16,221,641	$4,211,453

Average price per share	$12.23	$10.87

Weighted average discount per share to NAV	9.45%	12.17%

On March 27, 2019, Municipal Fund announced that its Board of Trustees approved a cash tender offer for up to 10% of its outstanding common shares at a price equal to 98% of the Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. On April 18, 2019, Municipal Fund commenced a cash tender offer for 8,969,613 of its outstanding shares. The tender offer expired at

32

Eaton Vance

Municipal Bond Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

5:00 P.M. on May 17, 2019. In accordance with the terms and conditions of the tender offer, because the number of shares tendered exceeded the number of shares offered to purchase, Municipal Fund purchased shares from tendering shareholders on a pro-rata basis (disregarding fractional shares). The purchase price of the properly tendered shares was equal to $13.374 per share for an aggregate purchase price of $119,959,604.

The Board of Trustees also authorized Municipal Fund to conduct two conditional cash tender offers, for up to 5% of Municipal Fund’s outstanding common shares at a price equal to 98% of Municipal Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires, to follow the initial tender offer, which expired May 17, 2019, provided certain conditions are met.

As of October 1, 2019, the terms of the first conditional tender offer were met. On November 14, 2019, Municipal Fund commenced a cash tender offer for up to 5% or 3,986,326 of its outstanding common shares at a price per share equal to 98% of Municipal Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. The tender offer expired at 5:00 P.M. Eastern Time on December 13, 2019. In accordance with the terms and conditions of the first conditional tender offer, because the number of shares tendered exceeded the number of shares offered to purchase, Municipal Fund purchased shares from tendering shareholders on a pro-rata basis (disregarding fractional shares). The purchase price of the properly tendered shares was equal to $13.6639 per share for an aggregate purchase price of $54,468,760. If the conditions of the second conditional tender offer are met, the second conditional cash tender offer would begin on or about June 25, 2020.

In addition, Municipal Fund, California Fund and New York Fund issued 21,854,763 shares, 3,987,531 shares and 2,456,514 shares, respectively, in connection with the reorganizations described below in Note 7 during the year ended September 30, 2019.

At March 31, 2020, one shareholder owned 11.4% of the outstanding shares of Municipal Fund.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$1,774,945,902	$—	$1,774,945,902

Corporate Bonds & Notes	—	12,007,242	—	12,007,242

Total Investments	$—	$1,786,953,144	$—	$1,786,953,144

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$514,160,253	$—	$514,160,253

Taxable Municipal Securities	—	3,298,491	—	3,298,491

Corporate Bonds & Notes	—	3,752,573	—	3,752,573

Total Investments	$—	$521,211,317	$—	$521,211,317

33

Eaton Vance

Municipal Bond Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$376,853,741	$—	$376,853,741

Corporate Bonds & Notes	—	1,167,011	—	1,167,011

Total Investments	$—	$378,020,752	$—	$378,020,752

7  Reorganizations

Municipal Fund

During the year ended September 30, 2019, Municipal Fund acquired the net assets of Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund), Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund) and Eaton Vance Municipal Bond Fund II (Municipal Fund II), (collectively, the “Acquired Funds”), pursuant to Agreements and Plans of Reorganization (each, a “Plan”) approved by the respective shareholders of the Acquired Funds. Under the terms of each Plan, the common shares of each Acquired Fund were, in effect, exchanged for new common shares of Municipal Fund with an equal aggregate net asset value. The purpose of each reorganization was to combine two funds managed by EVM with similar investment objectives and policies. Each reorganization was structured as a tax-free reorganization under the Internal Revenue Code.

The net assets and shares outstanding of each Acquired Fund as of the close of business on the closing date of each reorganization and the number of shares issued in each reorganization by Municipal Fund were as follows:

Closing Date	Acquired Fund	Acquired Fund Shares Outstanding	Acquired Fund Net Assets	Municipal Fund Shares Issued

December 14, 2018	Massachusetts Fund	1,768,514	$25,238,430	1,951,416

December 14, 2018	Michigan Fund	1,500,065	$21,836,875	1,688,410

January 18, 2019	New Jersey Fund	2,579,166	$35,868,539	2,745,404

January 18, 2019	Ohio Fund	2,537,940	$33,611,079	2,572,612

January 18, 2019	Pennsylvania Fund	2,960,040	$40,019,819	3,063,142

March 22, 2019	Municipal Fund II	10,013,381	$131,418,955	9,833,779

The investment portfolios of the Acquired Funds were the principal assets acquired by Municipal Fund. For financial reporting purposes, assets received and shares issued by Municipal Fund were recorded at fair value; however, the identified cost of the investments received from the Acquired Funds were carried forward to align ongoing reporting of Municipal Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Investments and net assets immediately before each reorganization and combined net assets were as follows:

	Acquired Fund			Municipal Fund
	Investments, at value	Investments, at cost	Net Assets	Net Assets	Combined Net Assets

Massachusetts Fund	$38,996,775	$37,519,639	$25,238,430

Michigan Fund	$34,639,956	$33,730,348	$21,836,875

	$73,636,731	$71,249,987	$47,075,305	$877,422,524	$924,497,829

New Jersey Fund	$53,601,739	$51,263,517	$35,868,539

Ohio Fund	$52,616,041	$49,737,600	$33,611,079

Pennsylvania Fund	$62,673,308	$60,814,048	$40,019,819

	$168,891,088	$161,815,165	$109,499,437	$933,895,461	$1,043,394,898

Municipal Fund II	$205,943,186	$193,716,216	$131,418,955	$1,067,281,699	$1,198,700,654

34

Eaton Vance

Municipal Bond Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Included in net assets of the Acquired Funds immediately before each reorganization were accumulated net realized gain (loss) and unrealized appreciation (depreciation) as follows:

	Accumulated Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)

Massachusetts Fund	$(193,263)	$1,477,136

Michigan Fund	$38,536	$909,608

New Jersey Fund	$(1,550)	$2,338,222

Ohio Fund	$107,900	$2,878,441

Pennsylvania Fund	$(1,646,291)	$1,859,260

Municipal Fund II	$(8,689,724)	$12,226,970

Assuming each reorganization had been completed on October 1, 2018, the beginning of Municipal Fund’s annual reporting period, Municipal Fund’s pro forma results of operations for the year ended September 30, 2019 are as follows:

Net investment income	$44,715,266

Net realized and unrealized gain	$85,302,373

Net increase in net assets from operations	$130,017,639

Because the combined investment portfolios have been managed as a single integrated portfolio since the closings of the reorganizations, it was not practicable to separate the amounts of revenue and earnings of each Acquired Fund since the time of each closing through September 30, 2019.

California Fund

At the close of business on December 14, 2018, California Fund acquired the net assets of Eaton Vance California Municipal Bond Fund II (California Fund II) pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by shareholders of California Fund II. Under the terms of the Plan, the common shares of California Fund II were, in effect, exchanged for new common shares of California Fund with an equal aggregate net asset value. The purpose of the reorganization was to combine two funds managed by EVM with substantially similar investment objectives and policies. The reorganization was structured as a tax-free reorganization under the Internal Revenue Code.

The net assets and shares outstanding of California Fund II as of the close of business on December 14, 2018 and the number of shares issued in the reorganization by California Fund were as follows:

California Fund II		California Fund
Shares Outstanding	Net Assets	Shares Issued

3,886,356	$46,853,792	3,987,531

The investment portfolio of California Fund II, with a fair value of $79,072,648 and identified cost of $76,841,447 was the principal asset acquired by California Fund. For financial reporting purposes, assets received and shares issued by California Fund were recorded at fair value; however, the identified cost of the investments received from California Fund II was carried forward to align ongoing reporting of California Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of California Fund immediately before the reorganization were $251,386,702. The net assets of California Fund II at that date of $46,853,792, including $5,045,990 of accumulated net realized losses and $2,231,201 of unrealized appreciation, were combined with those of California Fund, resulting in combined net assets of $298,240,494.

Assuming the reorganization had been completed on October 1, 2018, the beginning of California Fund’s annual reporting period, California Fund’s pro forma results of operations for the year ended September 30, 2019 are as follows:

Net investment income	$11,021,853

Net realized and unrealized gain	$20,231,175

Net increase in net assets from operations	$31,253,028

35

Eaton Vance

Municipal Bond Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it was not practicable to separate the amounts of revenue and earnings of California Fund II since December 14, 2018 through September 30, 2019.

New York Fund

At the close of business on December 14, 2018, New York Fund acquired the net assets of Eaton Vance New York Municipal Bond Fund II (New York Fund II) pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by shareholders of New York Fund II. Under the terms of the Plan, the common shares of New York Fund II were, in effect, exchanged for new common shares of New York Fund with an equal aggregate net asset value. The purpose of the reorganization was to combine two funds managed by EVM with substantially similar investment objectives and policies. The reorganization was structured as a tax-free reorganization under the Internal Revenue Code.

The net assets and shares outstanding of New York Fund II as of the close of business on December 14, 2018 and the number of shares issued in the reorganization by New York Fund were as follows:

New York Fund II		New York Fund
Shares Outstanding	Net Assets	Shares Issued

2,556,510	$31,246,579	2,456,514

The investment portfolio of New York Fund II, with a fair value of $53,007,450 and identified cost of $51,991,914 was the principal asset acquired by New York Fund. For financial reporting purposes, assets received and shares issued by New York Fund were recorded at fair value; however, the identified cost of the investments received from New York Fund II was carried forward to align ongoing reporting of New York Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of New York Fund immediately before the reorganization were $199,216,655. The net assets of New York Fund II at that date of $31,246,579, including $1,942,265 of accumulated net realized losses and $1,015,536 of unrealized appreciation, were combined with those of New York Fund, resulting in combined net assets of $230,463,234.

Assuming the reorganization had been completed on October 1, 2018, the beginning of New York Fund’s annual reporting period, New York Fund’s pro forma results of operations for the year ended September 30, 2019 are as follows:

Net investment income	$8,566,062

Net realized and unrealized gain	$13,775,428

Net increase in net assets from operations	$22,341,490

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it was not practicable to separate the amounts of revenue and earnings of New York Fund II since December 14, 2018 through September 30, 2019.

8  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Funds’ investments.

36

Eaton Vance

Municipal Bond Funds

March 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

38

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7727    3.31.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of each Fund. Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund, Cynthia J. Clemson, portfolio manager of Eaton Vance Municipal Bond Fund, Christopher J. Eustance, portfolio manager of Eaton Vance New York Municipal Bond Fund and Trevor G. Smith, portfolio manager of Eaton Vance California Municipal Bond Fund are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon is a Vice President of EVM, has been a portfolio manager of Eaton Vance California Municipal Bond Fund since January 2014 and of Eaton Vance New York Municipal Bond Fund since November 2005 and is Co-Director of the Municipal Investments Group. Ms. Clemson is a Vice President of EVM, has been a portfolio manager of Eaton Vance Municipal Bond Fund since March 2014 and is Co-Director of the Municipal Investments Group. Mr. Eustance is a Vice President of EVM, has been a portfolio manager of Eaton Vance New York Municipal Bond Fund since December 2019 and has been a member of EVM’s municipal bond team since 2007. Mr. Smith is a Vice President of EVM, has been a portfolio manager of Eaton Vance California Municipal Bond Fund since December 2019 and has been a member of EVM’s municipal bond team since 2010. Mr. Brandon and Ms. Clemson have managed other Eaton Vance portfolios for more than five years. This information is provided as of the date of filing this report.

The following table shows, as of March 31, 2020, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	15	$6,295.1	0	$0
Other Pooled Investment Vehicles	1	$9.3	0	$0
Other Accounts	2	$119.2	0	$0

Cynthia J. Clemson
Registered Investment Companies	9	$3,964.7	0	$0
Other Pooled Investment Vehicles	1	$9.3	0	$0
Other Accounts	2	$119.2	0	$0

Christopher J. Eustance
Registered Investment Companies	8	$1,517.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Trevor G. Smith
Registered Investment Companies	8	$1,288.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows, as of March 31, 2020, the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund
California Municipal Bond Fund
Craig R. Brandon	None
Trevor G. Smith	None

Municipal Bond Fund
Cynthia J. Clemson	None

New York Municipal Bond Fund
Craig R. Brandon	None
Christopher J. Eustance	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has the following primary components: (1) a base salary, (2) an annual cash bonus, (3) annual non-cash compensation consisting of options to purchase shares of Eaton Vance Corp. (“EVC”) nonvoting common stock and/or restricted shares of EVC nonvoting common stock that generally are subject to a vesting schedule and (4) (for equity portfolio managers) a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to Sharpe ratio, which uses standard deviation and excess return to determine reward per unit of risk. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance. Pursuant to the Deferred Alpha Incentive Plan, a portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager, that are not advised by Calvert Management and Research to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash award to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 26, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 26, 2020